CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Sep. 30, 2015
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
25.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The condensed financial statements of Origin Agritech Limited (the “parent company”) have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the parent company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital, capital surplus and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling RMB109,651 and RMB109,651 as of September 30, 2014 and 2015, respectively.

The following represents condensed unconsolidated financial information of the parent company only:

CONDENSED BALANCE SHEET

	September 30
	2014	2015	2015
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	671	341	54
Other receivables	3	3	-
Prepaid expenses	-	481	76
Due from inter-companies	123,601	125,815	19,778
Total current assets	124,275	126,640	19,908
Investment in unconsolidated subsidiaries	145,500	130,013	20,438
Total assets	269,775	256,653	40,346

LIABILITIES AND EQUITY
Current liabilities
Due to related parties	1,459	1,511	238
Other payables and accrued expenses	14	-	-
Total current liabilities	1,473	1,511	238
Long-term loan	12,305	13,948	2,193
Total liabilities	13,778	15,459	2,431
Total stockholders’ equity	255,997	241,194	37,915
Total liabilities and stockholders’ equity	269,775	256,653	40,346

CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

	Year ended September 30,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Revenues	-	-	-	-
Cost of revenues	-	-	-	-
Operating expenses
General and administrative	(5,694)	(5,025)	(4,335)	(681)
Other income, net	296	286	303	48
Loss from operations	(5,398)	(4,739)	(4,032)	(633)
Equity in earnings (loss) of unconsolidated subsidiaries	13,044	(43,579)	(9,223)	(1,449)
Interest expense	(152)	(268)	(553)	(88)
Income (loss) before income taxes	7,494	(48,586)	(13,808)	(2,170)
Income tax (expense) benefits
Income tax expense	-	-	-
Reversal of contingent tax liability	-	39,059	-	-
Income tax (expense) benefits	-	39,059	-	-

Net income(loss)	7,494	(9,527)	(13,808)	(2,170)
Other comprehensive income (loss)
Foreign currency translation difference	1,890	(56)	(2,607)	(410)
Total comprehensive income (loss)	9,384	(9,583)	(16,415)	(2,580)

CONDENSED STATEMENT OF CASH FLOWS

	Year ended September 30,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Net cash used in operating activities	(1,666)	(3,288)	(7,242)	(1,139)
Net cash provided by (used in) financing activities	7,907	(452)	3,255	512
Net increase in cash and cash equivalents	6,241	(3,740)	(3,987)	(627)
Cash and cash equivalents, beginning of year	1,991	4,332	671	106
Effect of exchange rate changes on cash and cash equivalents	(3,900)	79	3,657	575
Cash and cash equivalents, end of year	4,332	671	341	54

BASIS OF PRESENTATION

The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investments in subsidiaries.